Investment Securities - Details of Short-term Investment Securities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Short-term investment securities	₩ 144,386	₩ 107,364
Beneficiary certificates [member]
Disclosure of financial assets [line items]
Short-term investment securities	₩ 144,386	₩ 107,364